Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 544.2	$ 576.1
Fair value gain/(loss)	(14.2)	10.3
Hedge ineffectiveness	0.0
Derivative assets	2.1	12.9
Derivative liabilities	16.3	2.6
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 210.2	$ 204.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.76	0.80
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (10.3)	$ 4.1
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 81.1	$ 79.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03	0.03
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (0.7)	$ 2.2
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 53.4	$ 48.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.24	0.23
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (0.8)	$ 2.6
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 25.6	$ 29.3
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05	0.05
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.2	$ (0.9)
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 5.3	$ 56.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.27	1.34
Maximum period in months	4 months	3 months
Fair value gain/(loss)	$ 0.0	$ (0.5)
Chinese renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 66.8	$ 71.6
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.15	0.15
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (1.6)	$ 1.5
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 35.8	$ 28.7
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.17	1.19
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.3	$ 0.1
Romanian leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 40.4	$ 28.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.25	0.25
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (0.9)	$ 0.6
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 22.1	$ 25.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.74	0.73
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (0.3)	$ 0.6
Other
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 3.5	4.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.01
Maximum period in months	1 month
Fair value gain/(loss)	$ (0.1)	$ 0.0